Share Capital (Tables)	12 Months Ended
Aug. 31, 2020
Share Capital [Abstract]
Disclosure of Capital Stock
Issued and outstanding

2020	2019		2020	2019
Number of securities			$	$
22,372,064	22,372,064	Class A Shares	2	2
490,632,833	494,389,771	Class B Non-Voting Shares	4,307	4,310
10,012,393	10,012,393	Series A Preferred Shares	245	245
1,987,607	1,987,607	Series B Preferred Shares	48	48
525,004,897	528,761,835		4,602	4,605

Disclosure of Changes in Share Capital
	Class A Shares		Class B Non-Voting Shares
	Number	$	Number	$
September 1, 2018	22,420,064	2	484,194,344	4,054
Stock option exercises	-	-	1,658,465	39
Dividend reinvestment plan	-	-	8,488,962	217
Class A conversion to Class B	(48,000)	-	48,000	-
August 31, 2019	22,372,064	2	494,389,771	4,310
Stock option exercises	-	-	407,733	9
Dividend reinvestment plan	-	-	1,445,494	37
Restricted Share Units	-	-	4,507	-
Shares Repurchased	-	-	(5,614,672)	(49)
Class A conversion to Class B	-	-	-	-
August 31, 2020	22,372,064	2	490,632,833	4,307